Cash flows from operating activities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Profit (loss)	€ 153.6	€ 170.5	€ 136.5
Adjustments for:
Exceptional items	54.5	17.7	37.2
Non-cash fair value purchase price adjustment of inventory	0.0	5.7	0.0
Share based payments expense	14.9	13.0	2.6
Depreciation and amortization	68.3	46.3	42.4
Loss on disposal and impairment of property, plant and equipment	0.6	0.3	0.5
Net finance costs	73.2	56.0	74.4
Taxation	56.7	56.6	32.0
Operating cash flow before changes in working capital, provisions and exceptional items	421.8	366.1	325.6
Decrease/(increase) in inventories	23.5	(20.2)	16.7
Increase in trade and other receivables	(34.4)	(10.8)	(1.6)
(Decrease)/increase in trade and other payables	(40.6)	64.5	18.1
Increase/(decrease) in employee benefit and other provisions	6.6	(2.0)	(0.3)
Cash generated from operations before tax and exceptional items	376.9	397.6	358.5
Material reconciling items [member]
Adjustments for:
Exceptional items	€ 54.5	€ 17.7	€ 37.2